Disclosure of expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Raw materials and consumables	$ (30,401)	$ (50,925)
Salary and employee benefits	(12,782)	(20,621)
Contractors (net of deferred stripping costs (note 15(b)	(47,929)	(37,742)
Change in stockpile, gold-in-process and gold dore inventories	15,934	(2,345)
Insurance, government fees, permits and other	(3,473)	(3,684)
Share-based payments	(357)	(1,311)
Total production costs	$ (79,008)	$ (116,628)